Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 12. STOCK-BASED COMPENSATION

On September 23, 2021, the 2021 Equity Incentive Plan (“2021 Plan”) and the 2021 Employee Stock Purchase Plan (“2021 ESPP”) became effective upon the prior approval of Old Jasper’s board of directors and stockholders. As of December 31, 2021, 4,422,480 and 550,000 shares were reserved and available for grants under the 2021 Plan and 2021 ESPP, respectively. In addition, the 2021 Plan and 2021 ESPP provide for annual automatic increases in the number of shares reserved under each plan, beginning on January 1, 2022. The number of shares available for issuance under the 2021 Plan will increase annually in an amount equal to the least of (i) 2,750,000 shares, (ii) a number of shares equal to 4% of the total number of shares of all classes of common stock of the Company outstanding on the last day of the immediately preceding fiscal year, or (iii) such lesser number of shares determined by the Board no later than the last day of the immediately preceding fiscal year. The number of shares of common stock available for issuance under the 2021 ESPP will increase annually in an amount equal to the least of (i) 550,000 shares of common stock, (ii) a number of shares of common stock equal to 1% of the total number of shares of all classes of common stock of the Company on the last day of the immediately preceding fiscal year, or (iii) such number of shares determined by the Board.

Under the 2021 Plan, the Company can grant ISOs, NSOs, RSAs, stock appreciation rights, restricted stock units, performance awards and other awards to employees, directors and consultants. Under the 2021 ESPP, the Company can grant purchase rights to employees to purchase shares of common stock at a purchase price which equal to 85% of the fair market value of common stock on the offering date or on the exercise date, whichever is lower. No awards have been granted under the 2021 Plan and no shares have been issued under the ESPP as of December 31, 2021.

No further awards will be granted under the 2019 Equity Incentive Plan (“2019 Plan”), and options to purchase 2,660,383 shares of common stock that remain outstanding and unexercised will continue to be governed by the 2019 Plan. In addition, shares of the Company’s common stock subject to outstanding awards granted under the 2019 Plan that (a) are not issued because the award or any portion of the award expires or otherwise terminates without all of the shares covered by the award having been issued, (b) are withheld or reacquired to satisfy the exercise, strike or purchase price or (c) are withheld or reacquired to satisfy a tax withholding obligation will also be added to the number of shares of the Company’s common stock available for issuance pursuant to the 2021 Plan.

Under the 2019 Plan and the 2021 Plan, options are granted at an exercise price of not less than 100% of the fair market value of the common stock on the date of grant. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. Options become exercisable and expire as specified in the award agreement, provided that the term of options may not exceed 10 years from the date of grant (5 years for the individuals holding more than 10% of the voting rights of all classes of stock). Stock option agreements may provide for accelerated exercisability in the event of an optionee’s death, disability, retirement or other events. Vesting conditions determined by the administrator of the applicable plan may apply to stock options and may include continued service, performance and/or other conditions. Generally, stock options vest over a four-year period. The Company did not grant any RSAs, stock appreciation rights or restricted stock unit awards during the years ended December 31, 2021 and 2020.

Stock Option Activity

The following table summarizes the activity under the 2021 Plan and the 2019 Plan for the year ended December 31, 2021:

		Option Outstanding		Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance, January 1, 2021	430,893	2,983,574	$0.71	9.52	$5,599,957
Shares available for grant cancelled	(407,864)
Shares authorized	4,400,000
Options granted	(145,753)	145,753	$2.59
Options exercised	—	(323,740)	$0.72
Options cancelled/forfeited	145,204	(145,204)	$0.72
Balance, December 31, 2021	4,422,480	2,660,383	$0.81	8.54	$18,731,908
Vested and expected to vest, December 31, 2021		2,660,383	$0.81	8.54	$18,731,908
Exercisable		1,568,645	$0.71	8.74	$13,642,291

Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The total intrinsic value of the options exercised during the years ended December 31, 2021 and 2020 was $2.1 million and $0.1 million, respectively.

The total fair value of options that vested during the years ended December 31, 2021 and 2020 was $1.4 million and $0.8 million, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2021 and 2020 was $2.66 and $0.32 per share, respectively.

Future stock-based compensation for unvested options as of December 31, 2021 was $1.5 million, which is expected to be recognized over a weighted-average period of 2.6 years.

Stock-Based Compensation Expense

The following table presents stock-based compensation expenses related to options granted to employee and non-employees, and restricted common stock shares issued to founders (in thousands):

	Year Ended December 31,
	2021	2020
Research and development	$612	$488
General and administrative	436	722
Total	$1,048	$1,210

Valuation of Stock Options

The grant date fair value of employee stock options was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Year Ended December 31,
	2021	2020
Expected term (in years)	5.29 – 6.08	5.00 – 6.06
Expected volatility	75.27% – 75.79%	74.27% – 75.61%
Risk-free interest rate	0.65% – 0.80%	0.27% – 0.45%
Expected dividend yield	—	—

The determination of the fair value of stock options on the date of grant using a Black-Scholes option-pricing model is affected by the estimated fair value of the Company’s common stock, as well as assumptions regarding a number of variables that are complex, subjective and generally require significant judgment to determine. The valuation assumptions were determined as follows:

Fair Value of Common Stock

Prior to the Business Combination, the grant date fair value of Old Jasper’s common stock was determined by its board of directors with the assistance of management and an independent third-party valuation specialist. The grant date fair value of Old Jasper’s common stock was determined using valuation methodologies that utilize certain assumptions including probability weighting of events, volatility, time to liquidation, a risk-free interest rate and an assumption for a discount for lack of marketability (Level 3 inputs). In determining the fair value of Old Jasper’s common stock, the methodologies used to estimate the enterprise value of Old Jasper were performed using methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

After the Business Combination, the Company uses its closing market price as of the grant date to estimate an option’s grant date fair value.

Expected Term

The expected term represents the period that the options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term) as the Company has concluded that its stock option exercise history does not provide a reasonable basis upon which to estimate expected term.

Expected Volatility

The Company derived the expected volatility from the average historical volatilities over a period approximately equal to the expected term of comparable publicly traded companies within its peer group that were deemed to be representative of future stock price trends as the Company does not have any trading history for its common stock. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

Risk-Free Interest Rate

The risk-free interest rate is based on the U.S. Treasury rate, with maturities similar to the expected term of the stock options.

Expected Dividend Yield

The Company does not anticipate paying any dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero.